Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr September

Innovator Growth-100 Power Buffer ETF™ – September

Innovator International Developed Power Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Small Cap Power Buffer ETF™ – September

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2025 or February 28, 2025

August 29, 2025

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The current Outcome Period will end on August 31, 2025. Each Fund will commence a new Outcome Period that will begin on September 1, 2025 and end on August 31, 2026. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Equity Defined Protection ETF® – 1 Yr September	ZSEP	Gross: 6.72% Net: 5.93%*	The Fund seeks to provide investors with returns that match the upside price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 6.72% (prior to taking into account management fees and other fees) while providing a buffer against 100% of SPDR® S&P 500® ETF Trust losses (prior to taking into account management fees and other fees), over the period from September 1, 2025 to August 31, 2026.
Innovator Growth-100 Power Buffer ETF™ – September	NSEP	Gross: 13.92% Net: 13.13%*	The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 13.92% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from September 1, 2025 to August 31, 2026.
Innovator International Developed Power Buffer ETF™ – September	ISEP	Gross: 13.79% Net: 12.94%*	The Fund seeks to provide investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 13.79% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI EAFE ETF losses, over the period from September 1, 2025 to August 31, 2026.

Innovator U.S. Equity Buffer ETF™ – September	BSEP	Gross: 15.35% Net: 14.56%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 15.35% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from September 1, 2025 to August 31, 2026.
Innovator U.S. Equity Power Buffer ETF™ – September	PSEP	Gross: 11.72% Net: 10.93%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.72% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from September 1, 2025 to August 31, 2026.
Innovator U.S. Equity Ultra Buffer ETF™ – September	USEP	Gross: 11.18% Net: 10.39%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 11.18% (prior to taking into account management fees and other fees) while providing a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 35% (prior to taking into account management fees and other fees) over the period from September 1, 2025 to August 31, 2026.
Innovator U.S. Small Cap Power Buffer ETF™ – September	KSEP	Gross: 17.20% Net: 16.41%*	The Fund seeks to provide investors with returns that match the price return of the iShares Russell 2000 ETF, up to the upside cap of 17.20% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares Russell 2000 ETF losses, over the period from September 1, 2025 to August 31, 2026.

*	Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new Outcome Period: September 1, 2025 through August 31, 2026.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference